Fair Value Measurements (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Fair Value Disclosures [Abstract]
Nonrecurring basis goodwill and fair value of the asset	$ 834,220	$ 834,220